Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Schedule of Key Assumptions Used In Valuation
The following table summarizes the fair value for accounting purposes at grant dates and the key assumptions used in the valuation:

2023 RSUs
Fair value	€12.64 - €12.95

Grant date share price	€12.95
Dividend yield	0.801%
Risk-free rate	4.93% - 5.46%
The following table summarizes the fair value for accounting purposes at grant dates and the key assumptions used in the valuation:

	2022-2024 PSUs	2022-2025 RSUs
Fair value	€8.68 - €11.52	€8.62 - €11.40

Grant date share price	€9.71 - €12.68
Expected volatility based on the historical and implied volatility of a group of comparable companies	35.0% - 37.5%
Dividend yield	0.90% - 1.24%
Risk-free rate	1.96% - 4.86%	2.07% - 4.05%

Schedule of Changes In Number Of Outstanding Awards
The following table summarizes the changes in the number of the outstanding number awards under the 2023 Restricted Stock Units Plan, all of which were unvested:

2023 RSUs
Outstanding at December 31, 2022	—
Granted	170,000
Outstanding at December 31, 2023	170,000
The following table summarizes the changes in the number of the outstanding number awards under the Long-Term Incentive Awards 2022-2025, all of which were unvested:

	2022-2024 PSUs	2022-2025 RSUs	Total Awards
Outstanding at December 31, 2021	—	—	—
Granted	1,461,950	626,550	2,088,500
Forfeited	(95,900)	(41,100)	(137,000)
Outstanding at December 31, 2022	1,366,050	585,450	1,951,500
Granted	114,800	49,200	164,000
Outstanding at December 31, 2023	1,480,850	634,650	2,115,500
The following table summarizes the changes in the number of the outstanding number awards under the Management IPO equity-settled share-based payments:

Management IPO PSUs
Outstanding at December 31, 2021	900,000
Forfeited	(20,000)
Outstanding at December 31, 2022	880,000
Vested	(880,000)
Outstanding at December 31, 2023	—